INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	$ 4,300	$ 1,920	$ 480
Deferred tax (benefit) expense	7,032	(9,197)	4,919
Total income tax (benefit) expense	$ 11,332	(7,277)	5,399
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	$ 0	0	33
Deferred tax (benefit) expense	8,710	(10,812)	4,558
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	195	145	252
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	4,062	1,742	138
Deferred tax (benefit) expense	(1,743)	1,615	334
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense	43	33	57
Deferred tax (benefit) expense	$ 65	$ 0	$ 27